Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

	December 31, 2018	December 31, 2017
Prepaid insurance and deposits	$1,149	$844
Prepaid interest payments	826	85
Current portion of prepaid lease payments	1,761	969
	$3,736	$1,898

The long term portion of prepaid lease payments is recorded in other assets (note 10(a)).